Other receivables (Detail Textuals) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Disclosure Of Other Receivables [Abstract]
Time deposits pledged as collateral	$ 90.7
Fees Related To Initial Public Offering	2.8
Fair value of financial assets within non-current receivables	$ 165.0	$ 128.4